Summary of significant accounting policies - Narrative (Details)		12 Months Ended	13 Months Ended
	Feb. 21, 2017	Mar. 31, 2018	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Dividend withholding tax rate	15.00%		20.00%
Patents and trademarks | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles		3 years
Patents and trademarks | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles		20 years
Customer relationships | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles		2 years
Customer relationships | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles		15 years 6 months
Software licenses | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles		2 years
Software licenses | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles		5 years
Technology-based intangible assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles		1 year
Technology-based intangible assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of intangibles		15 years